Selling, General and Administrative Expenses - Summary of Selling, General and Administrative Expenses (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling, general and administrative expense [abstract]
Depreciation and amortization	¥ 1,063,017	¥ 521,659	¥ 375,158
Utilities	869,679	498,178	390,381
Outsourcing expenses	370,839	472,715	165,658
Service and commission fees	1,351,691	753,783	426,819
Consumables and equipment fees	1,285,218	688,808	404,716
Recruitment expense	320,966	153,888	101,716
Sanitation expenses	311,437	178,561	107,880
Taxes and dues	328,942	224,237	158,864
Sales promotion expense	275,712	297,545	227,194
Marketing and advertising expense	216,127	114,199	81,961
Staff costs
Directors' remuneration	277,632	214,511	170,439
Restaurant staff and other personnel costs	11,213,162	6,332,512	4,256,600
Total staff costs	11,490,794	6,547,023	4,427,039
Lease expense paid under operating leases for rented premises of Group owned restaurants	3,340,384	2,092,560	1,471,964
Others	1,192,194	733,368	489,064
Total	¥ 22,417,000	¥ 13,276,524	¥ 8,828,416